UNIT-BASED COMPENSATION (Unit-based Compensation) (Details) (Long-term Incentive Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation	$ 2,999	$ 269	$ 0